Income Taxes (Schedule Of Accrued Interest And Penalties Related To Income Taxes) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Balance at beginning of fiscal year	¥ 6,934	¥ 7,033	¥ 7,273
Total interest and penalties in the consolidated statements of income	(2,975)	27	585
Total cash settlements and foreign exchange translation	569	(126)	(825)
Balance at end of fiscal year	¥ 4,528	¥ 6,934	¥ 7,033